Fair Value - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	$ 0	$ 0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	$ 0	$ 0